Operating costs - Staff costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Aggregate remuneration
Wages and salaries	£ 1,336	£ 1,251	£ 1,344
Share-based incentive plans	50	3	50
Employer’s social security	83	79	96
Employer’s pension
Defined benefit plans	82	37	61
Defined contribution plans	25	24	19
Other post employment plans	10	10	10
Staff costs	£ 1,586	£ 1,404	£ 1,580